UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  Chadds Ford Business Campus
          Brandywine Two, Ste 206
          Routes 1 & 202
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania     July 31, 2002

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        38

Form 13F Information Table Value Total:        $142796
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101      889   388400 SH       SOLE                                     388400
AMERICAN INTL GROUP COM        COM              026874107     5992    87816 SH       SOLE                                      87816
AMGEN INC COM                  COM              031162100     3943    94150 SH       SOLE                                      94150
AVERY DENNISON CORP COM        COM              053611109     6674   106364 SH       SOLE                                     106364
BED BATH & BEYOND INC COM      COM              075896100     5265   139500 SH       SOLE                                     139500
BICO INC COM                   COM              088766100        0    22728 SH       SOLE                                      22728
CENTEX CORP COM                COM              152312104     5942   102812 SH       SOLE                                     102812
CISCO SYS INC COM              COM              17275R102     2583   185153 SH       SOLE                                     185153
CITIGROUP INC COM              COM              172967101      665    17169 SH       SOLE                                      17169
COLGATE PALMOLIVE CO COM       COM              194162103      240     4800 SH       SOLE                                       4800
CROWN NORTHCORP INC COM        COM              228429106        0    28145 SH       SOLE                                      28145
DU PONT E I DE NEMOURS COM     COM              263534109      869    19569 SH       SOLE                                      19569
EXXON MOBIL CORP COM           COM              30231G102     7636   186612 SH       SOLE                                     186612
FISERV INC COM                 COM              337738108     2770    75450 SH       SOLE                                      75450
GENERAL DYNAMICS CORP COM      COM              369550108     7006    65875 SH       SOLE                                      65875
GENERAL ELEC CO COM            COM              369604103     5185   178470 SH       SOLE                                     178470
HOME DEPOT INC COM             COM              437076102     4773   129952 SH       SOLE                                     129952
ILLINOIS TOOL WKS INC COM      COM              452308109     5695    83386 SH       SOLE                                      83386
INTEL CORP COM                 COM              458140100     4148   227027 SH       SOLE                                     227027
INTERNATIONAL BUS MACH COM     COM              459200101     3844    53392 SH       SOLE                                      53392
JOHNSON & JOHNSON COM          COM              478160104     7852   150250 SH       SOLE                                     150250
MARSH & MCLENNAN COS COM       COM              571748102     3806    39401 SH       SOLE                                      39401
MCGRAW HILL COS INC COM        COM              580645109     4519    75702 SH       SOLE                                      75702
MEDTRONIC INC COM              COM              585055106     6191   144475 SH       SOLE                                     144475
MERCK & CO INC COM             COM              589331107     4215    83233 SH       SOLE                                      83233
MICROSOFT CORP COM             COM              594918104     4234    77395 SH       SOLE                                      77395
MORGAN STANLEY COM             COM              617446448     3905    90649 SH       SOLE                                      90649
PEPSICO INC COM                COM              713448108      246     5100 SH       SOLE                                       5100
PFIZER INC COM                 COM              717081103     5503   157215 SH       SOLE                                     157215
SBC COMMUNICATIONS INC COM     COM              78387G103     4394   144056 SH       SOLE                                     144056
SCHWAB CHARLES CP COM          COM              808513105     3686   329128 SH       SOLE                                     329128
T ROWE PRICE GROUP INC         COM              74144T108     3864   117525 SH       SOLE                                     117525
VERIZON COMMUNICATIONS COM     COM              92343V104      340     8464 SH       SOLE                                       8464
WAL MART STORES INC COM        COM              931142103      276     5014 SH       SOLE                                       5014
WALGREEN CO COM                COM              931422109      259     6700 SH       SOLE                                       6700
WELLS FARGO & CO COM           COM              949746101     7203   143888 SH       SOLE                                     143888
BP P L C SPONSORED ADR         ADR              055622104     5602   110952 SH       SOLE                                     110952
NOKIA CORP SPONSORED ADR       ADR              654902204     2583   178400 SH       SOLE                                     178400